Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds
Other Borrowed Funds
15.	Other Borrowed Funds

A summary of other borrowed funds as of December 31, 2009 and 2010 is presented below.

	2009		2010
	Outstanding balance	Weighted average interest rate	Outstanding balance	Weighted average interest rate
	(In millions of Korean won)
Kookmin Bank
Borrowings from the Bank of Korea	1,343,725	1.25%	930,653	1.22%
Borrowings in foreign currencies	2,771,349	2.85%	2,828,324	1.24%
Borrowings from trust accounts managed by the Bank	1,658,160	1.76%	1,834,461	1.90%
Debentures in Won	2,117,331	4.67%	1,895,502	4.94%
Other borrowings	64,839	3.80%	75,586	3.28%

Subtotal	7,955,404	2.84%	7,564,526	2.35%

Subsidiaries
Borrowings from other financial Institutions	162,654	5.74%	158,866	5.05%
Borrowings in foreign currencies	58,228	2.29%	301,808	0.93%
Debentures in Won	—	—%	750,000	6.65%

Subtotal	220,882	4.83%	1,210,674	5.01%

Total	8,176,286	2.82%	8,775,200	2.61%

Other borrowed funds are defined as borrowed funds with original maturities of less than one year.